Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions
20.
Related Party Transactions

Operating Leases

The Company incurred rent expenses totaling $0.7 million and $2.2 million for the three and nine months ended March 31, 2026, respectively, related to related party operating leases for properties owned by the former owners, and $0.7 million and $2.2 million for the three and nine months ended March 31, 2025, respectively. As of March 31, 2026 and June 30, 2025, the Company had related party operating lease right of use assets totaling $4.1 million and $4.7 million and operating lease liabilities totaling $4.2 million and $4.7 million, respectively. See Note 12, “Operating Leases” for further information.

Sponsor Fees and Expenses

During the three and nine months ended March 31, 2026, the Company incurred sponsor fees and expenses from Neos Partners, LP totaling $1.7 million and $18.8 million, respectively, and $2.9 million and $7.3 million during the three and nine months ended March 31, 2025, respectively. As of June 30, 2025, the Company owed the private equity sponsor $11.0 million, which is included in accrued expenses in the condensed consolidated balance sheets. As of March 31, 2026, the Company had no outstanding payables to the private equity sponsor.

Revenue from Related Parties

The Company earned revenue from other portfolio companies controlled by Neos Partners, LP totaling $0.5 million and $1.0 million for the three and nine months ended March 31, 2026, respectively, and $0.4 million and $1.0 million for the three and nine months ended March 31, 2025, respectively. As of March 31, 2026 and June 30, 2025, the Company had receivables totaling $0.5 million and $0.3 million, respectively, due from other portfolio companies.

Expenses from Related Parties

The Company incurred expenses from other portfolio companies controlled by Neos Partners, LP totaling $7.1 million and $9.2 million for the three and nine months ended March 31, 2026, respectively, and $0.1 million and $0.2 million for the three and nine months ended March 31, 2025, respectively. As of March 31, 2026, the Company had $3.8 million outstanding payables to the other portfolio companies controlled by Neos Partners, LP. As of June 30, 2025, the Company had no outstanding payables to the other portfolio companies controlled by our private equity sponsor.

18.
Related Party Transactions

Predecessor Period

Operating Leases

The Company incurred rent expense totaling $0.4 million for the period from July 1, 2023 to October 31, 2023 related to operating leases for properties owned by the former owners of MGM. See Note 12 Operating Leases.

Consulting services from Related Parties

The Company expensed consulting services totaling $0.2 million for the period from July 1, 2023 to October 31, 2023 to various related parties owned by the former owners of MGM.

Successor Period

Operating Leases

The Company incurred rent expense totaling $1.6 million and $2.9 million for the period from Inception to June 30, 2024 and the year ended June 30, 2025, respectively, related to related party operating leases for properties owned by the former owners. As of June 30, 2024 and 2025, the Company had related party operating lease right of use assets totaling $5.5 million and $4.7 million and operating lease liabilities totaling $5.5 million and $4.7 million, respectively. See Note 12 Operating Leases.

Sponsor Fees and Expenses

The Company incurred sponsor fees and expenses totaling $2.4 million and $15.2 million for the period from Inception to June 30, 2024 and the year ended June 30, 2025, respectively, from our private equity sponsor. As of June 30, 2024 and 2025, the Company owed the private equity sponsor $0.1 million and $11.1 million, respectively.

Revenue from Related Parties

The Company earned revenue from other portfolio companies controlled by our private equity sponsor totaling $0.1 million and $0.6 million for the period from Inception to June 30, 2024 and the year ended June 30, 2025, respectively. As of June 30, 2024 and 2025, the Company had receivables totaling $0.1 million and $0.3 million related due from the portfolio companies, respectively.

Expenses from Related Parties

The Company incurred expenses from other portfolio companies controlled by our private equity sponsor totaling $1.1 million for the year ended June 30, 2025. As of June 30, 2025, the Company had no outstanding payables to the other portfolio companies controlled by our private equity sponsor.